Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses	$ 141	$ 145
Payment in advance	164	154
Deposits	54	295
Other	47	26
Total	$ 406	$ 620